Short-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Short-Term Debt

NOTE 3 SHORT-TERM DEBT

The short-term debt balances were as follows:

	June 30, 2021 (Unaudited)	December 31, 2020

Unsecured loan from a shareholder in April 2018 for $100,000 at a 50% interest rate and six month maturity, was due October 2018. principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid.	$75,000	$100,000

Loan from Hua Nan Bank in 2020 at 2.42% interest rate per annum and due June 2021, 2019 loan at 2.61% interest paid, February - April 2020	-	71,238

Loans from Shanghai Bank with interest rates 1.00%-2.43% per annum due September 2021	442,688	-

Debenture agreements with various shareholders at 10% interest rate beginning in February 2019 - December 2019, one year maturity, were due February 2020 – December 2020, principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid.	210,000	346,250

Debenture agreements with various shareholders at 10%-20% interest rate beginning in January 2020 - February 2021, one year maturity, due January 2021 – February 2022, principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid.	310,000	313,500

Short term three month loan at 0% interest from a shareholder in June 2020, was due September 2020.	-	35,000

Balance at end of period	$1,037,688	$865,988

NOTE 3 SHORT-TERM DEBT

Short-term bank loans were initiated with MEGAsys throughout 2019 and 2020 with Taiwan Banks and Iveda US secured loans from shareholders during that same period.

The short-term debt balances were as follows:

	December 31, 2020	December 31, 2019

Unsecured loan from a shareholder in April 2018 for $100,000 at a 50% interest rate and six month maturity, was due October 2018, principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid.	$100,000	$100,000

Loan from Hua Nan Bank in 2020 at 2.42% interest rate per annum and due June 2021, 2019 loan at 2.61% interest paid February - April 2020	71,238	267,478

Debenture agreements with various shareholders at 10% interest rate beginning in February 2019 - December 2019, one year maturity, was due February 2020 – December 2020, principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid.	346,250	346,350

Debenture agreements with various shareholders at 10%-20% interest rate beginning in January 2020 - December 2020, one year maturity, due January 2021 – December 2021, principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid.	313,500	-

Short term three month loan at 0% interest from a shareholder in June 2020, maturity date was September 2020	35,000	-

Balance at end of period	$865,988	$713,828